Segment Information	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company reports its results of operations through the following three segments, each of which represents a reportable segment as follows:

Carlisle Construction Materials ("CCM")—this segment produces a complete range of building envelope products for commercial, industrial and residential buildings, including single-ply roofing, rigid foam insulations, spray polyurethane foam technologies, architectural metal, heating, ventilation and air conditioning ("HVAC") hardware and sealants, below-grade waterproofing, and air and vapor barrier systems focused on the weatherproofing and thermal performance of the building envelope.
Carlisle Interconnect Technologies ("CIT")—this segment produces high-performance wire and cable, including optical fiber, for the commercial aerospace, military and defense electronics, medical device, industrial, and test and measurement markets. CIT's product portfolio also includes sensors, connectors, contacts, cable assemblies, complex harnesses, racks, trays, and installation kits, in addition to engineering and certification services.
Carlisle Fluid Technologies ("CFT")—this segment produces highly engineered liquid, powder, sealants and adhesives finishing equipment and integrated system solutions for spraying, pumping, mixing, metering and curing of a variety of coatings used in the automotive manufacture, general industrial, protective coating, wood, specialty and automotive refinishing markets.
A summary of segment information follows:

	Three Months Ended March 31,
	2021		2020
(in millions)	Revenues	Operating Income (Loss)	Revenues	Operating Income (Loss)
Carlisle Construction Materials	$719.3	$121.3	$676.4	$107.7
Carlisle Interconnect Technologies	155.8	(10.7)	224.5	16.4
Carlisle Fluid Technologies	65.8	4.3	58.3	2.8
Segment total	940.9	114.9	959.2	126.9
Corporate and unallocated(1)	—	(30.2)	—	(19.7)
Total	$940.9	$84.7	$959.2	$107.2
(1)Corporate operating loss includes other unallocated costs, primarily general corporate expenses.